Condensed Consolidating Financial Statements (Schedule Of Condensed Consolidating Balance Sheets) (Details) - USD ($) $ in Thousands	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	$ 1,544,944	$ 1,011,331
Cash & cash equivalents - restricted	118,734	106,208
Receivables, net	146,774	162,775
Income Taxes Receivable, Current	12,310
Prepaid expenses and other current assets	68,951	65,725
Total current assets	1,891,713	1,346,039
Mortgage loans held for investment, net	21,396	21,271
Property and equipment, at cost, less accumulated depreciation and amortization of $745,397 and $678,161	231,888	263,827
Intangible assets, net	373,981	409,364
Goodwill	507,871	491,207	$ 470,757
Deferred tax assets and income taxes receivable	34,095	83,728
Amounts due from affiliates	0	0
Other noncurrent assets	101,401	99,943
Total assets	3,140,949	2,694,108
Accounts payable and accrued expenses	251,975	217,028
Accrued salaries, wages and payroll taxes	141,499	183,856
Accrued income taxes and reserves for uncertain tax positions	263,050	348,199
Current portion of long-term debt	1,026	981
Deferred revenue and other current liabilities	186,101	189,216
Total current liabilities	843,651	939,280
Deferred revenue and other noncurrent liabilities	1,494,609	1,493,017
Deferred tax liabilities and reserves for uncertain tax positions	229,430	159,085
Deferred revenue and other noncurrent liabilities	179,548	163,609
Total liabilities	0
Total liabilities	2,747,238	2,754,991
Common stock, no par, stated value $.01 per share, 800,000,000 shares authorized, shares issued of 246,198,878	2,462	2,462
Accumulated other comprehensive loss	(14,303)	(15,299)
Retained earnings (deficit)	362,980	(48,206)
Stockholders' equity (deficiency)	393,711	(60,883)	$ 23,103	$ 1,832,949
Total liabilities and stockholders' equity	3,140,949	2,694,108
H&R Block, Inc. (Guarantor)
Condensed Financial Statements, Captions [Line Items]
Income Taxes Receivable, Current	2,801
Total current assets	2,801
Deferred tax assets and income taxes receivable	1,400	5,587
Investments in subsidiaries	2,801,808	2,158,234
Amounts due from affiliates	0	0
Total assets	2,806,009	2,163,821
Accounts payable and accrued expenses	2,074	2,086
Accrued salaries, wages and payroll taxes		0
Current portion of long-term debt		0
Deferred revenue and other current liabilities		0
Total current liabilities	2,074	2,086
Deferred tax liabilities and reserves for uncertain tax positions	9,286	28,324
Total liabilities	2,400,938	2,194,294
Total liabilities	2,412,298	2,224,704
Stockholders' equity (deficiency)	393,711	(60,883)
Total liabilities and stockholders' equity	2,806,009	2,163,821
Other Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	1,540,598	1,006,845
Cash & cash equivalents - restricted	118,734	98,148
Receivables, net	95,212	101,525
Income Taxes Receivable, Current	12,310
Prepaid expenses and other current assets	66,997	63,445
Total current assets	1,833,851	1,269,963
Property and equipment, at cost, less accumulated depreciation and amortization of $745,397 and $678,161	231,421	263,749
Intangible assets, net	373,981	409,364
Goodwill	507,871	491,207
Deferred tax assets and income taxes receivable	14,897	47,398
Investments in subsidiaries	131,315	113,714
Amounts due from affiliates	2,400,938	2,194,294
Other noncurrent assets	51,328	48,114
Total assets	5,545,602	4,837,803
Accounts payable and accrued expenses	233,273	200,724
Accrued salaries, wages and payroll taxes	140,338	183,005
Accrued income taxes and reserves for uncertain tax positions	264,791	348,199
Current portion of long-term debt	1,026	981
Deferred revenue and other current liabilities	163,929	162,457
Total current liabilities	803,357	895,366
Deferred revenue and other noncurrent liabilities	4,602	5,628
Deferred tax liabilities and reserves for uncertain tax positions	215,181	122,724
Deferred revenue and other noncurrent liabilities	178,700	162,656
Total liabilities	1,541,954	1,493,195
Total liabilities	2,743,794	2,679,569
Stockholders' equity (deficiency)	2,801,808	2,158,234
Total liabilities and stockholders' equity	5,545,602	4,837,803
Consolidation, Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	0
Income Taxes Receivable, Current	(2,801)
Total current assets	(2,801)
Investments in subsidiaries	(2,933,123)	(2,271,948)
Amounts due from affiliates	(3,942,892)	(3,687,489)
Total assets	(6,878,816)	(5,959,437)
Accrued income taxes and reserves for uncertain tax positions	(2,801)
Total current liabilities	(2,801)
Total liabilities	(3,942,892)	(3,687,489)
Total liabilities	(3,945,693)	(3,687,489)
Stockholders' equity (deficiency)	(2,933,123)	(2,271,948)
Total liabilities and stockholders' equity	(6,878,816)	(5,959,437)
Block Financial Issuer [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	4,346	4,486
Cash & cash equivalents - restricted		8,060
Receivables, net	51,562	61,250
Income Taxes Receivable, Current	0
Prepaid expenses and other current assets	1,954	2,280
Total current assets	57,862	76,076
Property and equipment, at cost, less accumulated depreciation and amortization of $745,397 and $678,161	467	78
Deferred tax assets and income taxes receivable	17,798	30,743
Amounts due from affiliates	1,541,954	1,493,195
Other noncurrent assets	50,073	51,829
Total assets	1,668,154	1,651,921
Accounts payable and accrued expenses	16,628	14,218
Accrued salaries, wages and payroll taxes	1,161	851
Accrued income taxes and reserves for uncertain tax positions	1,060
Current portion of long-term debt		0
Deferred revenue and other current liabilities	22,172	26,759
Total current liabilities	41,021	41,828
Deferred revenue and other noncurrent liabilities	1,490,007	1,487,389
Deferred tax liabilities and reserves for uncertain tax positions	4,963	8,037
Deferred revenue and other noncurrent liabilities	848	953
Total liabilities	1,536,839	1,538,207
Stockholders' equity (deficiency)	131,315	113,714
Total liabilities and stockholders' equity	$ 1,668,154	$ 1,651,921